STOCKHOLDERS' EQUITY - Convertible preferred shares, dividends, conversion, liquidation, voting, tranche rights (Details) - USD ($)		1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Jul. 31, 2019	May 31, 2019	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Issuance costs				$ 12,042			$ 462,672
ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	13,191,776			13,191,776	12,658,321			13,191,776	8,338,666
Convertible preferred stock, par value	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Convertible preferred stock authorized and issued for conversion			221,687
Convertible Preferred Stock, Shares Issued upon Conversion	536,301			536,301				536,301
Cash proceeds from issuance of converted shares	$ 7,902,908		$ 1,049,998					$ 7,779,985
Preferred stock dividend rate					8.00%			8.00%	8.00%
Convertible stock price trigger					$ 49.0258			$ 9.4728
Debt Instrument Convertible Stock Gross Proceeds Trigger	$ 30,000,000			$ 30,000,000	$ 50,000,000			$ 30,000,000
Deemed liquidation event days notice					90 days			90 days
Change in fair value of derivative						$ (5,217,104)		$ (11,923,000)	$ 776,407
Series B-1 preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion	4,853,110				2,137,131			544,773
Convertible Preferred Stock, Shares Issued upon Conversion	544,773			544,773	1,056,057			544,773
Cash proceeds from issuance of converted shares					$ 15,319,955			$ 7,902,908
Series B preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion		2,163,433			2,163,433			2,163,433
Cash proceeds from issuance of converted shares		$ 25,003,011
Issuance costs		$ 244,504
Series A-1 preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion			1,025,646					1,025,646
Series A-2 preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion			750,510					750,510
Convertible Preferred Stock, Shares Issued upon Conversion			528,823
Series Seed 2 preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion					626,994			626,994
Series Seed 1 preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion					1,652,083			1,652,083
Series FR preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion					2,120,000			2,120,000
Tranche 2 | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Contingent proceeds from sale of Tranche Rights	$ 45,000,000			$ 45,000,000	$ 45,000,000			$ 45,000,000
Contingent holding percentage of shares of the Company from sale of Tranche Rights					35.27			35.27
Fair value of Tranche Rights liability					$ 834,613			$ 834,613
Tranche 3 | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Contingent proceeds from sale of Tranche Rights	$ 40,000,000			$ 40,000,000	$ 40,000,000			$ 40,000,000
Contingent holding percentage of shares of the Company from sale of Tranche Rights					37.82			37.82
Fair value of Tranche Rights asset					$ 12,351,206			$ 12,351,206
Tranche 2 And 3 | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Change in fair value of derivative					$ 5,217,104			$ 11,923,000	$ 406,407